Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Investments in associates and joint ventures accounted for using the equity method
(1)	Investments in associates and joint ventures accounted for using the equity method as of December 31, 2024 and 2023 are as follows:

(In millions of won)		December 31, 2024			December 31, 2023
	Country	Ownership (%)	Carrying amount		Ownership (%)	Carrying amount
Investments in associates:
SK China Company Ltd.	China	27.3	₩	975,443	27.3	₩	896,990
Korea IT Fund(*1)	Korea	63.3		363,138	63.3		336,404
UniSK	China	49.0		26,031	49.0		22,285
SK Technology Innovation Company(*2)	Cayman Islands	49.0		34,516	49.0		70,409
SK MENA Investment B.V.	Netherlands	32.1		17,273	32.1		14,872
SK Latin America Investment S.A.(*3)	Spain	32.1		1,357	32.1		14,607
SK South East Asia Investment Pte. Ltd.	Singapore	20.0		391,572	20.0		355,282
Citadel Pacific Telecom Holdings, LLC(*4)	USA	15.0		51,780	15.0		45,901
SM Culture & Contents Co., Ltd.(*5)	Korea	22.8		39,567	22.8		41,578
Nam Incheon Broadcasting Co., Ltd.	Korea	27.3		15,635	27.3		14,344
Home Choice Corp.(*4)	Korea	17.8		3,238	17.8		3,215
Konan Technology Inc.	Korea	20.6		3,575	20.7		6,349
CMES Inc.(*4,6)	Korea	6.6		4,772	7.7		900
SK telecom Japan Inc.(*7)	Japan	24.9		3,703	33.0		1,239
Rebellions Inc. (Formerly, SAPEON Korea Inc.)(*8)	Korea	26.1		298,327	—		—
Start-up Win-Win Fund and others(*4,9,10,11,12,13,14,15)	—	—		102,702	—		81,142

			₩	2,332,629		₩	1,905,517

Investments in joint ventures:
UTC Kakao-SK Telecom ESG Fund(*16)	Korea	48.2		9,198	48.2		9,495

				9,198			9,495

			₩	2,341,827		₩	1,915,012

(*1)	Investment in Korea IT Fund was classified as investment in associates as the Group does not have control over the investee under the contractual agreement with other shareholders.
(*2)	The Group received ₩48,240 million from the paid-in capital reduction of SK Technology Innovation Company for the year ended December 31, 2024, with no change in ownership interest.
(*3)	The Group received ₩14,453 million from the paid-in capital reduction of SK Latin America Investment S.A. for the year ended December 31, 2024, with no change in ownership interest.
(*4)
These investments were classified as investments in associates as the Group can exercise significant influence through its right to appoint the members of the Board of Directors even though the Group has less than 20% of equity interests.

(*5)	The Group recognized an impairment loss of ₩18,755 million as the recoverable amount was assessed to be less than the carrying amount for the year ended December 31, 2024.
(*6)
The Group acquired an additional ₩8,984 million of shares by exercising the conversion rights of the redeemable convertible preference shares and disposed of a portion of the shares for ₩14,872 million in cash, from which it recognized a ₩10,476 million gain on disposal of such investment in associate for the year ended December 31, 2024. Due to the acquisition, disposal of shares and exercise of stock options by other shareholders, the ownership interest of the Group decreased from 7.7% to 6.6%.

(*7)
The Group contributed an additional ₩1,683 million to SK telecom Japan Inc. for the year ended December 31, 2024, and the ownership interest of the Group has decreased from 33.0% to 24.9% due to the paid-in
capital increase through disproportionate allotment of shares.

(*8)
The Group lost control of SAPEON Korea Inc., which was a subsidiary of the Parent Company, for the year ended December 31, 2024, due to a decreased ownership resulting from the merger between SAPEON Korea Inc. and Rebellions Inc. As a result, the entity was reclassified as an investment in associate for the year ended December 31, 2024. The redeemable convertible preference shares with voting rights of Rebellions Inc. have been issued, and the Group’s ownership interests of voting shares and common shares held by the Group are 26.1%, and 40.5% as of December 31, 2024, respectively.

(*9)
The Group contributed an additional ₩5,878 million to SK AMERICAS Inc. (formerly, SK USA Inc.) for the year ended December 31, 2024, and the ownership interest of the Group has decreased from 49.0% to 20.0% due to the paid-in
capital increase through disproportionate allotment of shares.

(*10)
The Group disposed of a portion of shares in
Start-up
Win-Win
Fund for ₩200 million in cash, and disposed of the entire shares of Daliworks Inc. and 12CM JAPAN for ₩150 million and ₩1 million in cash, respectively, from which it recognized ₩1,863 million and ₩7,295 million of losses on disposals of such investments in associates, respectively, for the year ended December 31, 2024.

(*11)
The Group contributed an additional ₩180 million of investment in SK VENTURE CAPITAL, LLC in cash and ₩273 million of investment in WALDEN SKT VENTURE FUND for the year ended December 31, 2024, with no changes in ownership interest.

(*12)	The Group reclassified the entire shares of F&U Credit information Co., Ltd. as assets held for sale. (See note 40).
(*13)	The Group received ₩57 million from the liquidation of Wave City Co., Ltd. and recognized a ₩57 million gain relating to investments in associates for the year ended December 31, 2024.
(*14)	The Group newly acquired a portion of shares of ₩1,294 million of AhnLab Blockchain Company by contribution in kind for the year ended December 31, 2024.
(*15)
The Group granted Performance Share Units (“PSU”) for executives of associates for the year ended December 31, 2024, resulting in a cumulative contribution amount to ₩24 million. There is no change in the ownership interest. (See note 26)

(*16)	This investment was classified as investment in joint venture as the Group has a joint control pursuant to the agreement with the other shareholders.

Market price of investments in listed associates
(2)	The market value of investments in listed associates as of December 31, 2024 and 2023 are as follows:

(In millions of won, except for share data)
	December 31, 2024				December 31, 2023
	Market price per share (in won)		Number of shares	Market value	Market price per share (in won)	Number of shares	Market value
SM Culture & Contents Co., Ltd.	₩	1,400	22,033,898	30,847	1,887	22,033,898	41,578
Konan Technology Inc.		19,470	2,359,160	45,933	32,600	2,359,160	76,909
CMES Inc.		24,000	763,968	18,335	—	—	—

Condensed financial information of material associates
(3)	The condensed financial information of material associates as of and for the years ended December 31, 2024, 2023 and 2022 are as follows:

(In millions of won)
	Korea IT Fund		SK China Company Ltd.(*)	SK South East Asia Investment Pte. Ltd.(*)

	As of December 31, 2024
Current assets	₩	164,128	1,755,237	1,724,220
Non-current assets		409,248	1,898,657	1,328,952
Current liabilities		—	48,662	342,671
Non-current liabilities		—	328,485	18,430

	2024
Revenue	₩	57,110	71,870	119,019
Profit (loss) for the year		37,187	55,448	(54,649)
Other comprehensive income (loss)		13,006	(156,828)	(3,972)
Total comprehensive income (loss)		50,193	(101,380)	(58,621)

(In millions of won)
	Korea IT Fund		SK China Company Ltd.(*)	SK South East Asia Investment Pte. Ltd.(*)

	As of December 31, 2023
Current assets	₩	128,344	1,350,607	213,522
Non-current assets		402,819	1,987,252	3,034,553
Current liabilities		—	99,083	502,728
Non-current liabilities		—	252,100	13,586

	2023
Revenue	₩	33,017	70,126	76,686
Profit (loss) for the year		16,330	87,462	(66,169)
Other comprehensive income (loss)		5,316	(56,660)	2,779
Total comprehensive income (loss)		21,646	30,802	(63,390)

(In millions of won)
	Korea IT Fund		SK China Company Ltd.(*)	SK South East Asia Investment Pte. Ltd.(*)
	As of December 31, 2022
Current assets	₩	98,132	1,223,426	146,589
Non-current assets		414,804	2,050,001	3,034,335
Current liabilities		—	76,654	488,132
Non-current liabilities		—	276,525	—

	2022
Revenue	₩	19,916	62,334	72,658
Profit (loss) for the year		7,505	(11,681)	(17,504)
Other comprehensive income (loss)		(11,779)	58,034	(34,220)
Total comprehensive income (loss)		(4,274)	46,353	(51,724)

(*)	The financial information of SK China Company Ltd. and SK South East Asia Investment Pte. Ltd. are consolidated financial information.

Reconciliations of financial information of material associates to carrying amounts of investments in associates in the consolidated financial statements
(5)
Reconciliations of financial information of material associates to carrying amounts of investments in associates in the consolidated financial statements as of December 31, 2024 and 2023 are as follows:

(In millions of won)
	December 31, 2024
	Net assets		Ownership interests (%)	Net assets attributable to the ownership interests	Cost-book value differentials	Carrying amount
Korea IT Fund	₩	573,376	63.3	363,138	—	363,138
SK China Company Ltd.		3,276,747	27.3	893,609	81,834	975,443
SK South East Asia Investment Pte. Ltd.(*)		1,957,860	20.0	391,572	—	391,572

(In millions of won)
	December 31, 2023
	Net assets		Ownership interests (%)	Net assets attributable to the ownership interests	Cost-book value differentials	Carrying amount
Korea IT Fund	₩	531,163	63.3	336,404	—	336,404
SK China Company Ltd.		2,986,676	27.3	814,503	82,487	896,990
SK South East Asia Investment Pte. Ltd.(*)		1,776,411	20.0	355,282	—	355,282

(*)	Net assets of these entities represent net assets excluding those attributable to their non-controlling interest.

Details of the changes in investments in associates and joint ventures accounted for using the equity method
(6)	Details of the changes in investments in associates and joint ventures accounted for using the equity method for the years ended December 31, 2024 and 2023 are as follows:

(In millions of won)	2024
	Beginning balance		Acquisition and disposal	Share of profit (loss)	Other compre- hensive income (loss)	Other increase (decrease)	Ending balance
Investments in associates:
SK China Company Ltd.	₩	896,990	—	8,913	69,540	—	975,443
Korea IT Fund(*1)		336,404	—	23,552	8,237	(5,055)	363,138
UniSK(*1)		22,285	—	1,430	2,815	(499)	26,031
SK Technology Innovation Company		70,409	—	4,269	8,078	(48,240)	34,516
SK MENA Investment B.V.		14,872	—	329	2,072	—	17,273
SK Latin America Investment S.A.		14,607	—	(65)	1,268	(14,453)	1,357
SK South East Asia Investment Pte. Ltd.		355,282	—	(9,403)	45,693	—	391,572
Citadel Pacific Telecom Holdings, LLC (*1)		45,901	—	619	6,699	(1,439)	51,780
SM Culture & Contents Co., Ltd.		41,578	(3)	(1,880)	(128)	—	39,567
Nam Incheon Broadcasting Co., Ltd.(*1)		14,344	—	1,427	—	(136)	15,635
Home Choice Corp.		3,215	—	23	—	—	3,238
Konan Technology Inc.		6,349	(16)	(2,861)	103	—	3,575
CMES Inc.		900	(4,396)	(767)	51	8,984	4,772
SK telecom Japan Inc.		1,239	1,560	(983)	1,887	—	3,703
Rebellions Inc. (Formerly, SAPEON Korea Inc.)(*2)		—	—	—	—	298,327	298,327
Start-up Win-Win Fund and others(*1,3,4)		81,142	(2,953)	(1,686)	2,793	23,406	102,702

		1,905,517	(5,808)	22,917	149,108	260,895	2,332,629
Investments in joint ventures:
UTC Kakao-SK Telecom ESG Fund		9,495	—	(297)	—	—	9,198

		9,495	—	(297)	—	—	9,198

	₩	1,915,012	(5,808)	22,620	149,108	260,895	2,341,827

(*1)	Dividends received from the associates are deducted from the carrying amount for the year ended December 31, 2024.
(*2)
The Group lost control of SAPEON Korea Inc., which was a subsidiary of the Parent Company, for the year ended December 31, 2024, due to a decreased ownership resulting from the merger between SAPEON Korea Inc. and Rebellions Inc. As a result, the entity was reclassified as an investment in associate for the year ended December 31, 2024.

(*3)
The acquisition for the year ended December 31, 2024 includes ₩5,878 million of investment in SK AMERICAS Inc. (formerly, SK USA Inc.), ₩180 million of investment in SK VENTURE CAPITAL, LLC., ₩273 million of investment in WALDEN SKT VENTURE FUND, ₩24 million of investment in F&U Credit information Co., Ltd. and ₩1,294 million of investment in AhnLab Blockchain

Company. The disposal for the year ended December 31, 2024 includes a portion of shares of SK AMERICAS Inc. (formerly, SK USA Inc.) for ₩167 million, a portion of
Start-up
Win-Win
Fund for ₩200 million, and the entire shares of 12CM JAPAN and Daliworks Inc. for ₩7,296 million and ₩2,013 million, respectively.

(*4)	The Group reclassified the entire shares of F&U Credit information Co., Ltd. as assets held for sale. (See note 40).

(In millions of won)	2023
	Beginning balance		Acquisition and Disposal	Share of profit (loss)	Other compre- hensive income (loss)	Other increase (decrease)	Ending balance
Investments in associates:
SK China Company Ltd.	₩	879,527	—	24,054	(6,591)	—	896,990
Korea IT Fund(*1)		324,860	—	10,343	3,366	(2,165)	336,404
UniSK(*1)		20,839	—	2,079	102	(735)	22,285
SK Technology Innovation Company		69,375	—	(178)	1,212	—	70,409
SK MENA Investment B.V.		14,296	—	335	241	—	14,872
SK Latin America Investment S.A.		11,961	—	1,974	672	—	14,607
SK South East Asia Investment Pte. Ltd.		357,537	—	(12,881)	10,626	—	355,282
Citadel Pacific Telecom Holdings, LLC(*1)		48,542	—	2,628	637	(5,906)	45,901
SM Culture & Contents Co., Ltd.(*2)		59,611	(679)	593	808	(18,755)	41,578
Nam Incheon Broadcasting Co., Ltd.(*1)		13,575	—	905	—	(136)	14,344
Home Choice Corp.		4,456	—	(1,241)	—	—	3,215
Konan Technology Inc.		8,366	(44)	(2,100)	127	—	6,349
CMES Inc.		900	—	—	—	—	900
SK telecom Japan Inc.(*3)		—	—	—	—	1,239	1,239
12CM JAPAN and others(*1,4)		69,734	8,706	5,108	(2,264)	(142)	81,142

		1,883,579	7,983	31,619	8,936	(26,600)	1,905,517
Investments in joint ventures:
UTC Kakao-SK Telecom ESG Fund		5,710	4,000	(215)	—	—	9,495

		5,710	4,000	(215)	—	—	9,495

	₩	1,889,289	11,983	31,404	8,936	(26,600)	1,915,012

(*1)	Dividends received from the associates are deducted from the carrying amount for the year ended December 31, 2023.
(*2)	The Group recognized ₩18,755 million of impairment loss for the year ended December 31, 2023.
(*3)
The Group disposed of a portion of shares in SK telecom Japan Inc., which was a subsidiary of the Parent Company, resulting in the reclassification of the remaining shares as an investment in associate for the year ended December 2023.

(*4)
The acquisition for the year ended December 31, 2023 includes ₩6,500 million of investment in Telecom Daean Evaluation Co., Ltd. (formerly, Telecom Daean Evaluation Jun B Corporation Co., Ltd.), ₩6,000 million of investment in KB ESG Fund of the three telecommunications companies, ₩215 million of investment in KDX Korea Data Exchange, ₩132 million of investment in SK Venture Capital, LLC, ₩261 million of investment in Walden SKT Venture Fund, ₩520 million of investment in Covet Co., Ltd., and ₩28 million of investment in F&U Credit information Co., Ltd. The disposal for the year ended December 31, 2023 includes a portion of shares in
Start-up
Win-Win
Fund for ₩550 million and a portion of
SK-KNET
Youth Startup Investment Cooperative for ₩4,400 million for the year ended December 31, 2023.

Details of cumulative unrecognized equity method losses
(7)
The Group discontinued the application of equity method to the following investees due to their carrying amounts being reduced to zero. The details of cumulative unrecognized equity method losses as of December 31, 2024 are as follows:

(In millions of won)	Unrecognized loss			Unrecognized change in equity
	2024		Cumulative loss	2024	Cumulative loss
Invites Genomics Co., Ltd. (Formerly, Invites Healthcare Co., Ltd.)	₩	14,334	22,178	107	1,286
Daehan Kanggun BcN Co., Ltd. and others		—	5,187	—	(124)

	₩	14,334	27,365	107	1,162